Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of the fiscal year	¥ 33,005	¥ 44,717	¥ 57,694
Additional liabilities for warranties	21,448	23,041	32,179
Settlements (in cash or in kind)	(21,491)	(26,326)	(30,570)
Changes in estimate for pre-existing warranty reserve	(562)	(7,370)	(16,802)
Translation adjustments	(593)	(1,057)	2,216
Balance at end of the fiscal year	¥ 31,807	¥ 33,005	¥ 44,717